Events after the reporting period (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Events after the reporting period
Dividends paid, ordinary shares			$ 2,612,000	$ 9,758,000
Repayment of debt			$ 446,041,000	$ 495,726,000	$ 456,506,000
SEPI Loan
Events after the reporting period
Repayment of debt	$ 20,217,000	$ 17,960,000